Goodwill, Net	12 Months Ended
May 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Net
9.	GOODWILL, NET
Goodwill, net, consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Beginning balance	139,743	139,916
Exchange differences	173	2,726
Ending balance	139,916	142,642
Accumulated impairment	(96,084)	(96,084)

Goodwill, net	43,832	46,558

The Group performed its annual goodwill impairment testing at the end of each reporting period or more frequently if events or changes in circumstances indicate that it might be impaired. For the year ended May 31, 2025, the Group concluded that the carrying amount of the reporting unit of kindergarten business exceeded its fair value by using a discounted cash flow model and recognized goodwill impairment losses of US$60,299 in the Company’s consolidated statements of operations. For the years ended May 31, 2024 and 2026, the Group concluded that the carrying amount of reporting units did not exceed their fair values and recorded no impairment losses.